Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 238.7	$ 295.2
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 114.7	$ 128.2
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	3.6	4.4
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 124.0	$ 167.0